Related Party Transactions (Schedule of Key Management Personnel Compensation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Management fees	$ 1,389,747	$ 1,360,539
Professional fees	1,092,525	1,371,574
Exploration and evaluation assets expenditures	24,664,222	42,230,834
Wages and salaries	864,257	593,241
Key Management Personnel [Memeber]
Disclosure of transactions between related parties [line items]
Management fees	1,389,747	1,360,539
Professional fees	265,456	266,150
Exploration and evaluation assets expenditures	255,977	129,872
Wages and salaries	45,172	22,919
Share-based compensation	1,889,776	2,312,347
Total of key management personnel compensation	$ 3,846,128	$ 4,091,827